SUMMARY OF SIGNIFICANT ACCOUNTING POLICIES (Policies)	3 Months Ended	12 Months Ended
	Mar. 31, 2015	Dec. 31, 2014
SUMMARY OF SIGNIFICANT ACCOUNTING POLICIES
Basis of Presentation

Basis of Presentation:  The consolidated financial statements include the accounts of Kentucky Bancshares, Inc. (the “Company”, “we”, “our” or “us”), its wholly-owned subsidiaries, Kentucky Bank (the “Bank”) and KBI Insurance Company, Inc., and the Bank’s wholly-owned subsidiary, KB Special Assets Unit, LLC.  Intercompany transactions and balances have been eliminated in consolidation.

Basis of Presentation:  The consolidated financial statements include the accounts of Kentucky Bancshares, Inc. (the Company), its wholly-owned subsidiaries, Kentucky Bank (the Bank) and KBI Insurance Company, Inc., a captive insurance subsidiary, and the Bank’s wholly-owned subsidiary, KB Special Assets Unit, LLC.  Intercompany transactions and balances have been eliminated in consolidation.

Nature of Operations

Nature of Operations:  The Bank operates under a state bank charter and provides full banking services, including trust services, to customers located in Bourbon, Clark, Elliott, Fayette, Harrison, Jessamine, Madison, Rowan, Scott, Woodford and adjoining counties in Kentucky.  Management continues to consider opportunities for branch expansion and will also consider acquisition opportunities that help advance its strategic objectives.  As a state bank, the Bank is subject to regulation by the Kentucky Department of Financial Institutions and the Federal Deposit Insurance Corporation (“FDIC”).  The Company, a bank holding company, is regulated by the Federal Reserve.  On July 9, 2014, a new subsidiary of the Company was incorporated under the name KBI Insurance Company, Inc.  KBI Insurance Company, Inc. is a subsidiary of Kentucky Bancshares, Inc. and is located in Las Vegas, Nevada.  It is a captive insurance subsidiary which provides various liability and property damage insurance policies for Kentucky Bancshares, Inc. and its related subsidiaries.  KBI Insurance Company, Inc. is regulated by the State of Nevada Division of Insurance.  Our transfer, registrar and dividend agent, Registrar and Transfer Company, was recently acquired by Computershare.  The migration to Computershare occurred October 31, 2014.

Nature of Operations:  The Bank operates under a state bank charter and provides full banking services, including trust services, to customers located in Bourbon, Clark, Elliot, Fayette, Harrison, Jessamine, Madison, Rowan, Scott, Woodford and adjoining counties in Kentucky.  As a state bank, the Bank is subject to regulation by the Kentucky Department of Financial Institutions and the Federal Deposit Insurance Corporation (FDIC).  The Company, a bank holding company, is regulated by the Federal Reserve.  KBI Insurance Company, Inc., a captive insurance subsidiary, is regulated by the state of Nevada Division of Insurance.

Estimates in the Financial Statements

Estimates in the Financial Statements:  The preparation of financial statements in conformity with accounting principles generally accepted in the United States of America requires management to make estimates and assumptions that affect the reported amounts of assets and liabilities and disclosure of contingent assets and liabilities at the date of the financial statements and the reported amounts of revenues and expenses during the reporting period.  Actual results could differ from those estimates and such differences could be material to the financial statements.

Estimates in the Financial Statements:  The preparation of financial statements in conformity with accounting principles generally accepted in the United States of America requires management to make estimates and assumptions that affect the reported amounts of assets and liabilities and disclosure of contingent assets and liabilities at the date of the financial statements and the reported amounts of revenues and expenses during the reporting period. Actual results could differ from those estimates.

Trading Assets

Trading Assets:  The Company engages in trading activities for its own account.  Securities that are held principally for resale in the near term are recorded at fair value with changes in fair value included in earnings. Interest and dividends are included in net interest income.

Loss Contingencies

Loss Contingencies:  Loss contingencies, including claims and legal actions arising in the ordinary course of business, are recorded as liabilities when the likelihood of loss is probable and an amount or range of loss can be reasonably estimated.

Pension Matter

Pension Matter:  Kentucky Bancshares, Inc. (the “Company”) terminated the Kentucky Bancshares, Inc. Retirement Plan and Trust (the “Plan”) in a standard termination, with a termination date of December 31, 2008. Prior to such termination, the Pension Protection Act of 2006 (“PPA”) had amended Internal Revenue Code (“IRC”) Section 417(e)(3) in part by changing the definition of “applicable interest rate” in a manner that in most cases (when combined with other changes to IRC Section 417(e)(3)) would result in a decrease in the value of a participant’s or beneficiary’s plan benefits under pension plans such as the Company’s Plan with the new definition applicable (for most plans, including the Plan) to lump sums with annuity starting dates in or after the 2008 plan year. The Plan had determined in mid-2008 to comply with IRC Section 417(e)(3), as amended by PPA, by using the assumptions governing minimum lump sums, rather than by using the pre-PPA minimum lump sum assumptions, and operated the Plan in compliance with that decision. As permitted by the IRC, the Plan was amended on February 24, 2009 (after the termination of the Plan on December 31, 2008) to formalize that decision in accordance with Section 1107 of PPA.

The Internal Revenue Service issued a favorable determination as to the Plan termination in July 2010. Subsequent to Plan termination and distributions to Plan participants, the Plan was selected for audit by the PBGC. The PBGC asserted that the February, 2009 amendment to the Plan violated PBGC Regulation Section 4041.8(a) because the amendment served to lower benefits to Plan beneficiaries. The PBGC filed a Complaint in May 2013 in United States District Court (Eastern District of Kentucky) to require the Company to make additional distributions to Plan beneficiaries. On March 17, 2014, the United States District Court (Eastern District of Kentucky) issued an Opinion and Order entering judgment in favor of the PBGC and ruling that the Company must comply with the PBGC’s determination respecting the Plan. The Company appealed, but the District Court’s ruling was affirmed by the United States Court of Appeals for the Sixth Circuit on January 15, 2015.  The Company accrued approximately $1.6 million as of December 31, 2013 for this matter and made the necessary payments to the eligible individuals in March 2015.  Thus, no liability related to the pension termination existed as of March 31, 2015.  Moreover, the Company believes it has claims for contribution towards payment of this liability from professionals who assisted the Company in the termination of the Plan and had a receivable at March 31, 2015 on the balance sheet tied to a letter of credit established for the Company’s benefit for these fees.

Reclassifications

Reclassifications:  Some items in the prior year financial statements were reclassified to conform to the current presentation.  Reclassifications had no effect on prior period net income or stockholders’ equity.

Reclassifications: Some items in the prior year financial statements were reclassified to conform to the current presentation.
Adoption of New Accounting Standards

Adoption of New Accounting Standards

In January 2014, FASB issued Accounting Standards Update 2014-04, Receivables—Troubled Debt Restructurings by Creditors (Subtopic 310-40): Reclassification of Residential Real Estate Collateralized Consumer Mortgage Loans upon Foreclosure (a consensus of the FASB Emerging Issues Task Force). The ASU clarifies when an insubstance repossession or foreclosure occurs and a creditor is considered to have received physical possession of real estate property collateralizing a consumer mortgage loan. Specifically, the new ASU requires a creditor to reclassify a collateralized consumer mortgage loan to real estate property upon obtaining legal title to the real estate collateral, or the borrower voluntarily conveying all interest in the real estate property to the lender to satisfy the loan through a deed in lieu of foreclosure or similar legal agreement. Additional disclosures are required detailing the amount of foreclosed residential real estate property held by the creditor and the recorded investment in consumer mortgages collateralized by real estate property that are in the process of foreclosure. The new guidance is effective for annual periods, and interim reporting periods within those annual periods, beginning after December 15, 2014. The adoption of this guidance did not have a material impact on the Company’s consolidated financial statements, but will result in additional disclosures.

In May 2014, FASB issued Accounting Standards Update 2014-09, Revenue from Contracts with Customers (Topic 606). The ASU creates a new topic, Topic 606, to provide guidance on revenue recognition for entities that enter into contracts with customers to transfer goods or services or enter into contracts for the transfer of nonfinancial assets. The core principle of the guidance is that an entity should recognize revenue to depict the transfer of promised goods or services to customers in an amount that reflects the consideration to which the entity expects to be entitled in exchange for those goods or services. Additional disclosures are required to provide quantitative and qualitative information regarding the nature, amount, timing, and uncertainty of revenue and cash flows arising from contracts with customers. The new guidance is effective for annual reporting periods, and interim reporting periods within those annual periods, beginning after December 15, 2016. Early adoption is not permitted. Management is currently evaluating the impact of the adoption of this guidance on the Company’s financial statements.

Adoption of New Accounting Standards

ASU 2014-1, Investments-Equity Method and Joint Ventures (Topic 323) — Accounting for Investments in Qualified Affordable Housing Projects

In January 2014, the FASB amended existing guidance to eliminate the effective yield election and to permit reporting entities to make an accounting policy election to account for their investments in qualified affordable housing projects using the proportional amortization method if certain conditions are met. Disclosures for a change in accounting principle are required upon transition.  The amendments in this standard should be applied retrospectively to all periods presented. A reporting entity that uses the effective yield method before the date of adoption of this standard may continue to apply it for preexisting investments. Early adoption is permitted.  The adoption of this standard is not expected to have a material effect on the Company’s operating results or financial condition.

ASU 2014-04, Receivables — Troubled Debt Restructurings by Creditors (Subtopic 310-40) — Reclassification of Residential Real Estate Collateralized Consumer Mortgage Loans Upon Foreclosure

In January 2014, the FASB amended existing guidance to clarify when a creditor should be considered to have received physical possession of residential real estate property collateralizing a consumer mortgage loan such that the loan should be derecognized and the real estate recognized. These amendments clarify that an in substance repossession or foreclosure occurs, and a creditor is considered to have received physical possession of residential real estate property collateralizing a consumer mortgage loan, upon either: (1) the creditor obtaining legal title to the residential real estate property upon completion of a foreclosure, or (2) the borrower conveying all interest in the residential real estate property to the creditor to satisfy that loan through completion of a deed in lieu of foreclosure or through a similar legal agreement. Additional disclosures are required.  Amendments in this standard can be applied using a modified retrospective or prospective transition method. Early adoption is permitted. The adoption of this standard is not expected to have a material effect on the Company’s operating results or financial condition.